Commitments and contingencies	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies
Pledged Assets

The book value of assets pledged under financing arrangements at June 30, 2016 was $5,265.6 million (December 31, 2015: $5,367.7 million).

Guarantees

At June 30, 2016, the Company had issued the following guarantees in favor of third parties which is the maximum potential future payment for each guarantee:

(In US$ millions)	June 30, 2016	December 31, 2015

Guarantees to customers of the Company's own performance	370.0	370.0
Guarantees in favor of banks	1.8	85.8
Total	371.8	455.8